Investment Objectives and Goals	Jul. 23, 2026
T-REX 2X LONG AKAM DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG AKAM DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of AKAM. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG CIEN DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG CIEN DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of CIEN. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG DOCN DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG DOCN DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of DOCN. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG FSLY DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG FSLY DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of FSLY. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG JBL DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG JBL DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of JBL. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG TER DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG TER DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of TER. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG TSEM DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG TSEM DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of TSEM. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG VIAV DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG VIAV DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of VIAV. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG VSAT DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG VSAT DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of VSAT. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.